Securities	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Securities
Note 4. Securities
Securities

$ millions, as at	2026 Jan. 31	2025 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$92,363	$88,905
Securities measured at amortized cost (1)	59,676	65,471
Securities mandatorily measured and designated at FVTPL	133,891	128,859
Total securities	$285,930	$283,235
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2025: a realized gain of nil).
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2026 Jan. 31					2025 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$16,298		$34	$(7)	$16,325	$15,531		$9	$(17)	$15,523
Other Canadian governments	16,477		158	(40)	16,595	16,484		50	(41)	16,493
U.S. Treasury and agencies	33,704		67	(36)	33,735	33,345		64	(58)	33,351
Other foreign governments	8,560		35	(1)	8,594	7,727		31	(2)	7,756
Mortgage-backed securities	3,929		9	(11)	3,927	3,716		5	(12)	3,709
Asset-backed securities	1,744		4	–	1,748	947		–	–	947
Corporate and other debt	10,395		24	(5)	10,414	10,092		17	(3)	10,106
	91,107		331	(100)	91,338	87,842		176	(133)	87,885
Corporate equity (2)	981		70	(26)	1,025	979		65	(24)	1,020
Total	$92,088		$401	$(126)	$92,363	$88,821		$241	$(157)	$88,905
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $22 million (October 31, 2025: $23 million).
(2)	Includes restricted stock.
Fair value of equity securities designated at FVOCI that were disposed of during the three months ended January 31, 2026 was nil (nil and nil for the three months ended October 31, 2025 and January 31, 2025, respectively), at the time of disposal.
Net realized cumulative
after-tax
gains of $2 million for the three months ended January 31, 2026 (
nil
and nil for
the three months ended October 31, 2025 and January 31, 2025, respectively), were reclassified from AOCI to retained earnings, resulting from return on capital distributions from limited partnerships designated at FVOCI.
Dividend income recognized on equity securities designated at FVOCI that were still held as at January 31, 2026 was nil (nil and $
2 million for the three months ended October 31, 2025 and January 31, 2025, respectively). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at January 31, 2026 was nil (nil and nil for the three months ended October 31, 2025 and January 31, 2025, respectively).
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2026	Debt securities measured at FVOCI and amortized cost
Jan. 31	Balance at beginning of period	$6	$20	$49	$75
	Provision for (reversal of) credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	(1)	(1)	(2)
	Balance at end of period	$6	$19	$47	$72
	Comprises:
	Debt securities measured at FVOCI	$3	$19	$–	$22
	Debt securities measured at amortized cost	3	–	47	50
2025	Debt securities measured at FVOCI and amortized cost
Oct. 31	Balance at beginning of period	$6	$20	$37	$63
	Provision for (reversal of) credit losses (2)	1	(1)	11	11
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	1	1	1
	Balance at end of period	$6	$20	$49	$75
	Comprises:
	Debt securities measured at FVOCI	$3	$20	$–	$23
	Debt securities measured at amortized cost	3	–	49	52
2025	Debt securities measured at FVOCI and amortized cost
Jan. 31	Balance at beginning of period	$7	$17	$12	$36
	Reversal of credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	1	2
	Balance at end of period	$7	$18	$12	$37
	Comprises:
	Debt securities measured at FVOCI	$2	$18	$–	$20
	Debt securities measured at amortized cost	5	–	12	17
(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in Gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.